Commerce Value Fund
Commerce Value Fund – Summary
Investment Objective
The investment objective of the Fund is to seek capital appreciation, and secondarily, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Commerce Value Fund Value Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	none
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commerce Value Fund Value Fund
Management Fees		0.30%
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.71%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)
Total Annual Fund Operating Expenses	[1]	0.70%
[1]	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2016. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:
This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Commerce Value Fund Value Fund	72	226	394	882

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
  Under normal market conditions, invests at least 65% of its total assets in stocks, primarily common stock.
  Using a predominately quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stock of companies with a history of above average earnings growth and dividend yield. The Fund seeks a higher return than the Russell 1000® Value Index (“Index”) over time through a combination of capital appreciation and dividend income. The Fund utilizes a diversified portfolio with value characteristics (low price/book and price/earnings ratios) to achieve capital appreciation and current income.
  The Fund may invest a significant amount of its assets from time to time in the financial sectors.
  Generally purchases common stock of companies whose characteristics are comparable to those included in the Index. The equity capitalization range of public companies in the Index was $275.2 million to $391.5 billion as of December 31, 2014.

Principal Risks
Equity Securities Risk:  Common stockholders participate in company profits through dividends and stock market appreciation and, in the event of bankruptcy, distributions, on a pro-rata basis after other claims are satisfied. Many factors affect the value of common stock, including earnings, earnings forecasts, corporate events and factors impacting the issuer’s industry and the market generally. Common stock generally has the greatest appreciation and depreciation potential of all corporate securities.

Financial Sector Risk:  The Fund will be impacted by events affecting the financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. Events affecting the financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.

Issuer Risk:  The value of a security owned by the Fund may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Market Risk:  The market values of equity securities owned by the Fund may decline, at times sharply and unpredictably. It includes the risk that a particular style of investing, such as value, may underperform other styles of investing or the market generally.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Please see “More Information on Investment Objectives, Securities, Investment Practices and Risks” for a more detailed description of the investment practices of the Fund and the risks associated with these practices. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
Fund Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, please visit the Fund’s website at www.commercefunds.com or by calling 1-800-995-6365.
Year-by-Year Total Returns as of 12/31 Each Year TOTAL RETURN CALENDAR YEAR

Best Quarter* Q3 ‘09 +17.18% Worst Quarter* Q4 ‘08 –19.13% * Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Average Annual Total Returns For the periods ended December 31, 2014
Average Annual Total Returns Commerce Value Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Value Fund		10.43%	15.63%	7.16%	6.51%	Mar. 03, 1997
Value Fund Returns After Taxes on Distributions		9.07%	14.97%	6.41%	5.89%	Mar. 03, 1997
Value Fund Returns After Taxes on Distributions and Sale of Shares		6.98%	12.62%	5.81%	5.35%	Mar. 03, 1997
Russell 1000® Value Index	[1]	13.45%	15.42%	7.30%	8.22%
[1]	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.